Warrants - Summary of fair value of warrant liabilities (Detail)	Dec. 17, 2020	Sep. 11, 2020
Risk-free rate of return [Member]
Warrants and Rights Outstanding, Measurement Input	0.08	0.12
Maturity date [Member]
Warrants and Rights Outstanding, Maturity Date	Dec. 17, 2021	Sep. 11, 2021
Estimated volatility rate [Member]
Warrants and Rights Outstanding, Measurement Input	59.56	60.72
Exercise price [Member]
Warrants and Rights Outstanding, Measurement Input	19.57	19.57